PROSKAUER ROSE LLP

Eleven Times Square
New York, New York 10036

August 11, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Yoon Choo

Re:	BNY Mellon Alcentra Opportunistic Global Credit Income Fund
Registration Statement on Form N-2
File Numbers: 333-254957; 811-23651

Ladies and Gentlemen:

On behalf of BNY Mellon Alcentra Opportunistic Global Credit Income Fund (the "Fund"), filed herewith under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, is Pre-Effective Amendment No. 1 under the Securities Act to the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the "Commission") on April 1, 2021 (the "Registration Statement").

Set forth below are the Fund's responses to the comments of the staff (the "Staff") of the Commission provided to the undersigned by Yoon Choo of the Staff by telephone on July 30, 2021. These comments related to the Fund's EDGAR correspondence, filed on July 29, 2021. For the convenience of the Staff, the Staff's comments have been restated in their entirety. We have discussed the Staff's comments with representatives of the Fund. Please note that we have not independently verified information provided by the Fund. Capitalized terms used but not defined herein have the meanings assigned to them in the Registration Statement.

1.	Staff Comment: Please revise Section 7.7 of the Fund's Declaration of Trust to clarify that the provision regarding the potential reimbursement of the expense of any counsel or other advisors retained by the Board, or a committee thereof, to investigate the basis of a derivative claim will not apply to claims under the federal securities laws. Please also include disclosure in the Prospectus summarizing the provision, as revised.

Response: The requested changes have been made.

2.	Staff Comment: Please include disclosure in the Prospectus summarizing the Fund's right to amend or supplement the Declaration of Trust, as set forth in Section 9 thereof. In addition, for the avoidance of doubt, please consider clarifying in the Declaration of Trust that, notwithstanding the first sentence in Section 9.1 thereof, Shareholders are entitled to vote on certain amendments to the Declaration of Trust, as provided in Section 9.3 thereof.

Response: The requested disclosure regarding the Fund's right to amend or supplement the Declaration of Trust has been added under "Certain Provisions of the Declaration of Trust and By-Laws" in the Prospectus.

The first sentence in Section 9.1 of the Fund's Declaration of Trust regarding contract rights relates to the Fund's ability to amend the Declaration of Trust without granting appraisal rights to Shareholders. As such we do not believe that any revisions to Section 9 of the Declaration of Trust are necessary or advisable.

3.	Staff Comment: Please include disclosure in the Prospectus summarizing the Board's ability to cause the Fund to take certain actions without Shareholder approval, as set forth in Article X of the Declaration of Trust.

Response: The requested disclosure has been added under "Certain Provisions of the Declaration of Trust and By-Laws" in the Prospectus.

4.	Staff Comment: Please revise Article VIII of the Fund's By-laws to clarify that claims under the federal securities laws may be brought in state or federal court. Please also include disclosure in the Prospectus summarizing the bylaw, as revised, and the corresponding general risk of such bylaw.

Response: The requested changes have been made.

5.	Staff Comment: We note that the Registration Statement was missing information and contained bracketed disclosures. Please ensure that all information required by Item 10.1 of Form N-2 is disclosed in the Prospectus.

Response: The Prospectus, as revised, satisfies the requirements of Item 10.1 of Form N-2.

* * * * *

Please direct any questions or comments to me at 212.969.3359 or bgreen@proskauer.com, or to Nicole M. Runyan at 212.969.3361 or nrunyan@proskauer.com.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	Nicole M. Runyan
Jeff Prusnofsky

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